Assets Held for Sale - Summary of Assets Held for Sale (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of assets held for sale [line items]
Assets held for sale	$ 884	$ 681,053
Debt assets held for sale		490,458
Airbus Aircraft [member]
Disclosure of assets held for sale [line items]
Assets held for sale		128,640
Sale and Subsequent Lease [member]
Disclosure of assets held for sale [line items]
Assets held for sale		489,149
Parts inventory [Member]
Disclosure of assets held for sale [line items]
Assets held for sale	$ 884	63,264
Liabilities Associated with the Assets Held for Sale [member]
Disclosure of assets held for sale [line items]
Debt assets held for sale		$ 490,458